Related party transactions - Amounts incurred by entity for provision of key management personnel services (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	£ 10	£ 9	£ 10
Annual incentive plan	13	13	0
Non-Executive Directors’ fees	1	1	1
Share-based payments	19	12	(11)
Post employment benefits	2	1	2
Termination benefits	0	2	2
Key management personnel remuneration	£ 45	£ 38	£ 4